John Hancock
Government Income Fund
Quarterly portfolio holdings 8/31/2024

Fund’s investments
As of 8-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 96.1%				$165,818,650
(Cost $167,725,518)
U.S. Government 71.7%				123,750,367
U.S. Treasury
Bond	3.000	08-15-52	5,555,000	4,406,460
Bond	3.375	11-15-48	1,500,000	1,278,223
Bond	4.250	05-15-53	8,465,000	8,517,906
Bond	4.625	05-15-44	15,734,000	16,385,486
Bond	4.625	05-15-54	1,325,000	1,416,094
Note	3.750	08-15-27	34,000,000	33,962,814
Note	3.875	08-15-34	1,850,000	1,843,352
Note	4.000	07-31-29	2,000,000	2,023,594
Note	4.000	02-15-34	1,804,000	1,815,275
Note	4.250	06-30-29	26,260,000	26,842,644
Note	4.250	06-30-31	16,740,000	17,179,425
Note	4.375	07-31-26	4,600,000	4,634,500
Note	4.625	06-30-26	1,000,000	1,010,938
Note	4.875	05-31-26	2,400,000	2,433,656
U.S. Government Agency 24.4%				42,068,283
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.500	12-01-37	130,658	130,497
15 Yr Pass Thru	4.500	01-01-38	869,503	867,341
30 Yr Pass Thru	3.000	04-01-43	482,691	446,918
30 Yr Pass Thru	3.500	12-01-44	1,316,381	1,240,727
30 Yr Pass Thru	3.500	02-01-47	390,531	366,866
30 Yr Pass Thru	3.500	06-01-49	389,524	362,702
30 Yr Pass Thru	3.500	03-01-52	233,126	216,272
30 Yr Pass Thru	4.000	12-01-40	237,149	232,491
30 Yr Pass Thru	4.000	01-01-41	295,668	289,791
30 Yr Pass Thru	4.000	01-01-41	254,297	249,143
30 Yr Pass Thru	4.000	11-01-43	528,990	516,817
30 Yr Pass Thru	4.000	12-01-46	376,226	363,668
30 Yr Pass Thru	4.000	06-01-47	366,722	355,283
30 Yr Pass Thru	5.000	10-01-52	628,859	628,989
30 Yr Pass Thru	5.500	09-01-52	1,038,161	1,056,702
30 Yr Pass Thru	5.500	06-01-53	624,844	636,629
30 Yr Pass Thru	6.000	10-01-53	472,429	483,691
30 Yr Pass Thru	6.000	11-01-53	476,949	488,652
30 Yr Pass Thru	6.000	12-01-53	474,354	489,108
30 Yr Pass Thru	6.500	10-01-53	502,820	521,502
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	238,561	232,920
15 Yr Pass Thru	4.500	11-01-37	665,899	665,076
15 Yr Pass Thru	4.500	12-01-37	215,877	215,610
30 Yr Pass Thru	2.000	10-01-50	1,006,393	840,333
30 Yr Pass Thru	2.500	07-01-50	459,603	399,089
30 Yr Pass Thru	2.500	08-01-50	2,089,505	1,813,083
30 Yr Pass Thru	2.500	09-01-50	827,059	717,647
30 Yr Pass Thru	2.500	09-01-50	2,217,958	1,924,543
30 Yr Pass Thru	2.500	10-01-50	792,713	691,560
30 Yr Pass Thru	3.000	10-01-49	1,047,076	943,526
30 Yr Pass Thru	3.000	11-01-49	865,558	779,959
30 Yr Pass Thru	3.500	07-01-43	854,264	809,869
30 Yr Pass Thru	3.500	03-01-44	353,015	335,544
2	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	01-01-45	1,674,990	$1,583,206
30 Yr Pass Thru	3.500	04-01-45	1,386,864	1,304,368
30 Yr Pass Thru	3.500	05-01-48	579,942	538,014
30 Yr Pass Thru	3.500	06-01-49	487,605	455,553
30 Yr Pass Thru	3.500	03-01-52	2,053,384	1,911,990
30 Yr Pass Thru	4.000	09-01-40	657,138	643,387
30 Yr Pass Thru	4.000	12-01-40	452,885	443,387
30 Yr Pass Thru	4.000	09-01-41	503,271	492,217
30 Yr Pass Thru	4.000	10-01-41	535,455	523,700
30 Yr Pass Thru	4.000	01-01-42	278,458	272,325
30 Yr Pass Thru	4.000	07-01-42	754,546	737,048
30 Yr Pass Thru	4.000	11-01-42	1,145,709	1,120,307
30 Yr Pass Thru	4.000	11-01-43	1,212,841	1,183,040
30 Yr Pass Thru	4.000	12-01-43	499,744	487,488
30 Yr Pass Thru	4.000	06-01-49	1,881,549	1,810,800
30 Yr Pass Thru	4.500	08-01-40	455,083	454,595
30 Yr Pass Thru	4.500	06-01-41	922,180	920,870
30 Yr Pass Thru	4.500	07-01-41	866,795	865,683
30 Yr Pass Thru	4.500	11-01-41	153,649	153,420
30 Yr Pass Thru	4.500	02-01-42	486,412	485,523
30 Yr Pass Thru	4.500	04-01-48	442,922	438,365
30 Yr Pass Thru	5.000	10-01-52	561,902	562,939
30 Yr Pass Thru	5.000	10-01-52	605,543	607,749
30 Yr Pass Thru	5.500	10-01-52	234,742	238,641
30 Yr Pass Thru	5.500	12-01-52	1,337,010	1,359,217
30 Yr Pass Thru	5.500	05-01-53	639,990	651,420
30 Yr Pass Thru	6.500	08-01-53	484,328	506,107
30 Yr Pass Thru	6.500	08-01-53	500,614	522,187

30 Yr Pass Thru	6.500	10-01-53	462,879	482,189
Collateralized mortgage obligations 2.9%				$4,879,619
(Cost $9,058,003)
Commercial and residential 0.3%				426,589
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (A)(B)	3.000	09-25-64	326,544	315,960
Towd Point Mortgage Trust
Series 2017-3, Class A1 (A)(B)	2.750	07-25-57	59,003	58,306
Series 2017-5, Class A1 (1 month CME Term SOFR + 0.714%) (A)(C)	5.992	02-25-57	50,978	52,323
U.S. Government Agency 2.6%				4,453,030
Federal Home Loan Mortgage Corp.
Series 2018-3, Class MA (B)	3.500	08-25-57	762,482	728,634
Series 2019-1, Class MA	3.500	07-25-58	600,584	571,516
Series 4083, Class PB	3.500	09-15-41	377,062	372,272
Series 4459, Class CA	5.000	12-15-34	18,496	18,681
Series K048, Class X1 IO	0.321	06-25-25	4,547,489	3,207
Series K050, Class X1 IO	0.409	08-25-25	66,487,063	138,153
Series K053, Class X1 IO	1.002	12-25-25	26,046,165	218,790
Series K054, Class X1 IO	1.280	01-25-26	19,995,551	237,479
Federal National Mortgage Association
Series 2014-44, Class DA	3.000	07-25-36	466,756	448,936
Series 2014-49, Class CA	3.000	08-25-44	282,858	272,790
Government National Mortgage Association
Series 2012-114, Class IO	0.626	01-16-53	567,632	8,878
Series 2015-7, Class IO	0.487	01-16-57	2,662,320	66,294
Series 2017-109, Class IO	0.229	04-16-57	788,438	11,464
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-124, Class IO	0.627	01-16-59	649,772	$22,675
Series 2017-140, Class IO	0.486	02-16-59	580,810	17,073
Series 2017-20, Class IO	0.523	12-16-58	1,335,357	31,824
Series 2017-41, Class IO	0.569	07-16-58	631,687	16,966
Series 2017-46, Class IO	0.651	11-16-57	969,444	36,728
Series 2017-54, Class IO	0.694	12-16-58	3,174,560	110,876
Series 2017-61, Class IO	0.701	05-16-59	438,846	16,110
Series 2017-74, Class IO	0.428	09-16-58	1,175,724	22,179
Series 2017-89, Class IO	0.490	07-16-59	974,246	27,020
Series 2018-114, Class IO	0.591	04-16-60	569,108	22,635
Series 2018-68, Class A	2.850	04-16-50	154,864	148,766
Series 2018-9, Class IO	0.443	01-16-60	1,145,209	35,365
Series 2020-118, Class IO	0.883	06-16-62	2,345,089	140,435
Series 2020-119, Class IO	0.606	08-16-62	1,191,816	56,189
Series 2020-120, Class IO	0.768	05-16-62	3,133,266	185,503
Series 2020-137, Class IO	0.796	09-16-62	2,218,208	128,675
Series 2020-170, Class IO	0.834	11-16-62	2,725,619	175,664
Series 2021-40, Class IO	0.821	02-16-63	732,952	45,392
Series 2022-53, Class IO	0.710	06-16-64	2,352,001	115,861

	Yield (%)	Shares	Value
Short-term investments 0.4%			$731,244
(Cost $731,286)
Short-term funds 0.4%			731,244
John Hancock Collateral Trust (D)	5.2747(E)	73,127	731,244

Total investments (Cost $177,514,807) 99.4%	$171,429,513
Other assets and liabilities, net 0.6%	1,084,843
Total net assets 100.0%	$172,514,356

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 8-31-24.
4	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	20	Long	Dec 2024	$4,156,597	$4,150,938	$(5,659)
						$(5,659)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$165,818,650	—	$165,818,650	—
Collateralized mortgage obligations	4,879,619	—	4,879,619	—
Short-term investments	731,244	$731,244	—	—
Total investments in securities	$171,429,513	$731,244	$170,698,269	—
Derivatives:
Liabilities
Futures	$(5,659)	$(5,659)	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	73,127	$440,313	$48,725,652	$(48,432,465)	$(2,183)	$(73)	$17,079	—	$731,244
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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